Private Placement (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Aug. 31, 2020
Private Placement (Details) [Line Items]
Private placement warrants shares		6,750,000
Gross proceeds from private placement		$ 6,750,000
Offering cost		$ 250,000,000
Ordinary share price per share		$ 11.50
Private Placement [Member]
Private Placement (Details) [Line Items]
Private placement warrants shares	6,750,000	6,750,000
Ordinary shares equals or exceeds per share (in Dollars per share)	$ 1.00	$ 1.00	$ 10.00
Gross proceeds from private placement	$ 6,800,000	$ 6,800,000
Offering cost		$ 11,000
Ordinary share price per share	$ 1.00